Segment Information - Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method (Details) - EUR (€)
€ in Millions
		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	[2]
Disclosure of operating segments [Line Items]
Net income attributable to non-controlling interests	[1]	€ 25	€ 17
Fair value remeasurement of contingent consideration	[1]	(61)	(66)
Restructuring costs and similar items	[1]	(430)	(1,060)	[3]
Other gains and losses, and litigation	[1]	(57)	(450)
Operating income	[1]	3,759	2,768
comprising: Financial expenses	[1]	(361)	(583)
Financial income	[1]	184	277
Income before tax and investments accounted for using the equity method	[1]	3,582	2,462
Impairment loss on other intangible assets	[1]	210	(371)
Other intangible assets
Disclosure of operating segments [Line Items]
Impairment loss on other intangible assets		210
Impairment Loss on Intangible Asset Other Than Goodwill		210
Operating segments
Disclosure of operating segments [Line Items]
Business operating income		5,363	4,938
Material reconciling items
Disclosure of operating segments [Line Items]
Share of profit/(loss) from investments accounted for using the equity method	[4]	(77)	(66)
Net income attributable to non-controlling interests	[5]	8	6
Amortization and impairment of intangible assets	[6]	(987)	(527)
Fair value remeasurement of contingent consideration		(61)	(66)
Expense arising from the impact of acquisitions on inventories	[7]	0	(7)
Restructuring costs and similar items	[8]	(430)	(1,060)
Other gains and losses, and litigation	[9]	€ (57)	€ (450)

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[4]	Joint ventures and associates with which Sanofi has entered into a strategic alliance.
[5]	Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.
[6]	The monitoring of impairment indicators for other intangible assets led to the recognition of impairment losses of €210 million in the first half of 2025 linked to research and development projects. As of June 30, 2024, this line includes a net reversal of impairment losses amounting to €371 million, mainly due to an increase in the expected recoverable amounts of certain marketed products and other rights.
[7]	This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date.
[8]	See Note B.16.
[9]	See Note B.17.